Cover - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Listings [Line Items]
Document Type		20-F
Document Registration Statement		false
Document Annual Report		true
Document Period End Date		Dec. 31, 2023
Current Fiscal Year End Date		--12-31
Document Transition Report		false
Document Shell Company Report		false
Entity File Number		001-41870
Entity Registrant Name		Diversified Energy Company PLC
Entity Incorporation, State or Country Code		X0
Entity Address, Address Line One		1600 Corporate Drive
Entity Address, City or Town		Birmingham
Entity Address, State or Province		AL
Entity Address, Postal Zip Code		35242
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		false
Document Financial Statement Error Correction		false
Document Accounting Standard		International Financial Reporting Standards
Entity Shell Company		false
Entity Central Index Key		0001922446
Amendment Flag		false
Document Fiscal Year Focus		2023
Document Fiscal Period Focus		FY
Entity Common Stock, Shares Outstanding	0	0
Gain (loss) on sale of equity interest		$ 18,440	$ 0	$ 0
Gains (losses) on financial assets at fair value through profit or loss		4,610	$ 0	$ 0
Equity investments [member]
Entity Listings [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		$ (4,610)
DP Lion Equity Holdco LLC
Entity Listings [Line Items]
Gain (loss) on sale of equity interest	$ 18,440
Business Contact
Entity Listings [Line Items]
City Area Code		205
Entity Address, Address Line One		1600 Corporate Drive
Entity Address, City or Town		Birmingham
Entity Address, State or Province		AL
Entity Address, Postal Zip Code		35242
Contact Personnel Name		Bradley G. Gray
Local Phone Number		408 0909
NEW YORK STOCK EXCHANGE, INC.
Entity Listings [Line Items]
Title of 12(b) Security		Ordinary shares, nominal (par) value £0.20 per share
Trading Symbol		DEC
Security Exchange Name		NYSE
LONDON STOCK EXCHANGE
Entity Listings [Line Items]
Title of 12(b) Security		Ordinary shares, nominal (par) value £0.20 per share
Trading Symbol		DEC